GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geograpical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 32,077	$ 34,088
America (principally the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,350	1,905
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	27,961	29,344
EMEA - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	574	556
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,192	$ 2,283